19. LOANS AND FINANCING (Details 3) R$ in Millions	Dec. 31, 2018 BRL (R$)
LoansAndFinancingLineItems [Line Items]
Commitments	R$ 5,708.9
2019 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	4,338.1
2020 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	527.8
2021 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	57.5
2022 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	158.9
2023 [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	111.6
2024 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Commitments	R$ 315.0